Quarterly Holdings Report
for

Fidelity® Focused High Income Fund

January 31, 2020

FFH-QTLY-0320
1.813015.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 87.9%
	Principal Amount	Value
Convertible Bonds - 0.4%
Broadcasting - 0.4%
DISH Network Corp.:
2.375% 3/15/24	$1,230,000	$1,129,309
3.375% 8/15/26	680,000	660,058
		1,789,367
Nonconvertible Bonds - 87.5%
Aerospace - 2.4%
BBA U.S. Holdings, Inc.:
4% 3/1/28 (a)	1,500,000	1,483,601
5.375% 5/1/26 (a)	1,620,000	1,675,250
BWX Technologies, Inc. 5.375% 7/15/26 (a)	3,000,000	3,180,000
Moog, Inc. 4.25% 12/15/27 (a)	95,000	97,389
TransDigm, Inc. 6.25% 3/15/26 (a)	2,605,000	2,809,493
		9,245,733
Air Transportation - 1.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	3,450,000	3,838,125
Banks & Thrifts - 1.3%
Ally Financial, Inc.:
3.875% 5/21/24	485,000	511,471
5.125% 9/30/24	770,000	857,164
5.75% 11/20/25	2,735,000	3,108,902
8% 11/1/31	450,000	634,752
		5,112,289
Broadcasting - 1.8%
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	2,930,000	3,038,044
5% 8/1/27 (a)	2,285,000	2,399,250
5.375% 7/15/26 (a)	1,400,000	1,476,692
		6,913,986
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	1,320,000	1,362,900
Cable/Satellite TV - 7.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	3,055,000	3,199,776
5.125% 5/1/23 (a)	1,105,000	1,122,492
5.125% 5/1/27 (a)	2,110,000	2,204,950
5.375% 5/1/25 (a)	1,000,000	1,030,830
5.5% 5/1/26 (a)	2,990,000	3,124,550
5.875% 5/1/27 (a)	1,630,000	1,717,303
CSC Holdings LLC:
5.375% 7/15/23 (a)	3,745,000	3,824,769
5.375% 2/1/28 (a)	1,500,000	1,590,000
5.5% 5/15/26 (a)	1,200,000	1,257,246
5.5% 4/15/27 (a)	1,320,000	1,400,850
DISH DBS Corp. 5.875% 11/15/24	1,330,000	1,345,867
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	1,460,000	1,531,204
Ziggo Bond Co. BV 6% 1/15/27 (a)	300,000	315,066
Ziggo BV 5.5% 1/15/27 (a)	4,455,000	4,722,300
		28,387,203
Capital Goods - 1.2%
AECOM:
5.125% 3/15/27	2,000,000	2,134,600
5.875% 10/15/24	2,155,000	2,388,818
		4,523,418
Chemicals - 2.6%
CF Industries Holdings, Inc. 5.15% 3/15/34	1,580,000	1,824,900
OCI NV 6.625% 4/15/23 (a)	1,270,000	1,318,260
Olin Corp.:
5% 2/1/30	360,000	366,444
5.125% 9/15/27	1,695,000	1,766,495
The Chemours Co. LLC:
5.375% 5/15/27	1,000,000	867,500
7% 5/15/25	1,205,000	1,153,185
Valvoline, Inc. 4.375% 8/15/25	1,565,000	1,604,125
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	1,200,000	1,322,820
		10,223,729
Containers - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	850,000	888,250
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,770,000	1,845,225
OI European Group BV 4% 3/15/23 (a)	1,230,000	1,248,450
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	460,000	489,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	890,000	911,138
Silgan Holdings, Inc. 4.75% 3/15/25	810,000	826,200
		6,208,588
Diversified Financial Services - 8.1%
FLY Leasing Ltd. 5.25% 10/15/24	3,085,000	3,204,544
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24 (a)	3,610,000	3,695,738
5.25% 5/15/27 (a)	3,500,000	3,508,750
5.875% 2/1/22	2,185,000	2,185,000
6.25% 2/1/22	1,970,000	2,004,475
6.25% 5/15/26	700,000	734,776
MSCI, Inc.:
4.75% 8/1/26 (a)	2,350,000	2,461,625
5.375% 5/15/27 (a)	545,000	590,644
Navient Corp.:
5.5% 1/25/23	1,670,000	1,745,150
5.875% 10/25/24	110,000	116,041
6.125% 3/25/24	1,210,000	1,289,037
6.5% 6/15/22	460,000	488,750
6.625% 7/26/21	2,370,000	2,497,625
7.25% 1/25/22	605,000	648,863
7.25% 9/25/23	1,765,000	1,950,325
Quicken Loans, Inc. 5.25% 1/15/28 (a)	2,320,000	2,401,200
Springleaf Finance Corp.:
6.875% 3/15/25	1,105,000	1,245,888
7.125% 3/15/26	500,000	573,675
		31,342,106
Diversified Media - 1.2%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	2,130,000	2,167,531
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,300,000	2,311,500
		4,479,031
Electric Utilities No Longer Use - 0.1%
Clearway Energy Operating LLC 4.75% 3/15/28 (a)	195,000	200,723
Energy - 9.2%
Cheniere Energy Partners LP:
5.25% 10/1/25	2,585,000	2,662,550
5.625% 10/1/26	1,155,000	1,209,865
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (a)(b)(c)	1,290,000	1,280,518
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	3,645,000	3,700,769
6.25% 4/1/23	845,000	852,732
CVR Energy, Inc. 5.25% 2/15/25 (a)	995,000	983,060
DCP Midstream Operating LP 5.375% 7/15/25	2,410,000	2,630,202
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	980,000	786,450
9.25% 3/31/22 (a)	95,000	83,066
EQT Corp.:
3.9% 10/1/27	1,000,000	792,521
6.125% 2/1/25	1,360,000	1,234,841
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,090,000	2,187,613
Hess Midstream Partners LP 5.125% 6/15/28 (a)	380,000	393,300
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	695,000	632,450
Holly Energy Partners LP/Holly Finance Corp. 5% 2/1/28 (a)(d)	775,000	787,354
Jonah Energy LLC 7.25% 10/15/25 (a)	750,000	206,250
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	1,850,000	1,896,250
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	1,200,000	1,236,684
Range Resources Corp.:
4.875% 5/15/25	660,000	513,150
5% 3/15/23	295,000	253,700
Summit Midstream Holdings LLC 5.75% 4/15/25	1,975,000	1,519,111
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	800,000	823,008
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	1,135,000	1,144,455
5.125% 2/1/25	780,000	803,400
5.375% 2/1/27	2,245,000	2,329,188
5.875% 4/15/26	1,840,000	1,941,200
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	1,205,000	1,238,583
5% 1/31/28 (a)	385,000	415,800
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,160,000	1,209,300
		35,747,370
Environmental - 0.2%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	900,000	915,750
Food/Beverage/Tobacco - 4.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	905,000	908,394
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	4,315,000	4,468,183
5.875% 7/15/24 (a)	2,340,000	2,398,500
6.75% 2/15/28 (a)	1,245,000	1,378,850
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	825,000	891,000
6.5% 4/15/29 (a)	3,890,000	4,356,800
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	875,000	918,750
4.875% 11/1/26 (a)	565,000	595,722
Post Holdings, Inc. 5.625% 1/15/28 (a)	80,000	84,600
Vector Group Ltd. 6.125% 2/1/25 (a)	135,000	134,325
		16,135,124
Gaming - 4.2%
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	995,000	1,114,350
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,225,000	1,244,564
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,300,000	3,433,172
4.5% 1/15/28	1,525,000	1,573,503
5.75% 2/1/27	270,000	300,375
MGM Mirage, Inc. 5.75% 6/15/25	1,320,000	1,471,562
Scientific Games Corp. 5% 10/15/25 (a)	790,000	812,483
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	900,000	949,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	1,930,000	2,002,375
5.5% 3/1/25 (a)	900,000	938,250
Wynn Macau Ltd. 4.875% 10/1/24 (a)	2,115,000	2,130,863
Wynn Resorts Ltd. 5.125% 10/1/29 (a)	380,000	394,250
		16,365,247
Healthcare - 10.7%
Centene Corp.:
4.25% 12/15/27 (a)	3,635,000	3,798,575
5.25% 4/1/25 (a)	500,000	518,125
5.375% 6/1/26 (a)	1,820,000	1,936,025
5.375% 8/15/26 (a)	2,205,000	2,340,056
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	90,000	91,312
5.5% 4/1/26 (a)	1,675,000	1,781,781
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,195,000	1,239,813
HCA Holdings, Inc.:
5% 3/15/24	255,000	282,355
5.25% 6/15/26	1,545,000	1,765,940
5.375% 2/1/25	3,000,000	3,352,800
5.875% 2/15/26	3,100,000	3,557,405
Hologic, Inc.:
4.375% 10/15/25 (a)	1,530,000	1,558,045
4.625% 2/1/28 (a)	150,000	157,816
IMS Health, Inc.:
5% 10/15/26 (a)	2,250,000	2,354,063
5% 5/15/27 (a)	820,000	865,133
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,710,000	1,797,552
5.25% 8/1/26	1,455,000	1,525,931
6.375% 3/1/24	880,000	908,406
Service Corp. International 5.125% 6/1/29	1,425,000	1,517,483
Teleflex, Inc. 4.875% 6/1/26	1,955,000	2,038,088
Tenet Healthcare Corp.:
4.625% 7/15/24	2,520,000	2,583,000
5.125% 5/1/25	1,200,000	1,221,000
6.25% 2/1/27 (a)	665,000	703,304
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	3,540,000	3,669,918
		41,563,926
Homebuilders/Real Estate - 1.2%
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,345,000	1,385,350
Starwood Property Trust, Inc. 4.75% 3/15/25	440,000	459,844
VICI Properties, Inc.:
3.5% 2/15/25 (a)(d)	470,000	478,225
4.25% 12/1/26 (a)	2,210,000	2,268,189
		4,591,608
Hotels - 0.9%
Hilton Domestic Operating Co., Inc. 4.25% 9/1/24	1,345,000	1,365,175
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	750,000	766,875
4.875% 4/1/27	445,000	468,363
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,020,000	1,067,175
		3,667,588
Leisure - 0.2%
Mattel, Inc. 6.75% 12/31/25 (a)	895,000	959,888
Metals/Mining - 1.2%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,885,000	1,906,206
4.55% 11/14/24	340,000	359,125
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	2,460,000	2,386,200
		4,651,531
Paper - 0.2%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	635,000	663,481
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	1,325,000	1,353,156
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	1,300,000	1,337,375
		2,690,531
Services - 2.0%
Aramark Services, Inc. 4.75% 6/1/26	2,960,000	3,078,400
CDK Global, Inc.:
4.875% 6/1/27	2,505,000	2,636,513
5.25% 5/15/29 (a)	140,000	149,800
CoreCivic, Inc.:
4.625% 5/1/23	145,000	144,275
5% 10/15/22	530,000	543,250
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	1,030,000	1,074,741
		7,626,979
Super Retail - 0.1%
The William Carter Co. 5.625% 3/15/27 (a)	465,000	495,158
Technology - 5.8%
Entegris, Inc. 4.625% 2/10/26 (a)	1,400,000	1,445,500
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,305,000	1,438,763
Gartner, Inc. 5.125% 4/1/25 (a)	390,000	405,436
Nortonlifelock, Inc. 5% 4/15/25 (a)	6,535,000	6,673,878
Nuance Communications, Inc. 5.625% 12/15/26	1,495,000	1,590,306
Open Text Corp. 5.875% 6/1/26 (a)	2,015,000	2,128,344
Qorvo, Inc.:
4.375% 10/15/29 (a)	500,000	522,500
5.5% 7/15/26	1,330,000	1,406,475
Sensata Technologies BV 5% 10/1/25 (a)	2,415,000	2,614,238
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	390,000	409,559
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	1,000,000	1,037,500
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	280,000	296,184
TTM Technologies, Inc. 5.625% 10/1/25 (a)	2,265,000	2,357,865
		22,326,548
Telecommunications - 12.3%
Altice Financing SA:
5% 1/15/28 (a)	340,000	333,713
6.625% 2/15/23 (a)	2,240,000	2,279,200
7.5% 5/15/26 (a)	433,000	462,747
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	1,430,000	1,535,463
7.5% 10/15/26 (a)	3,470,000	3,744,130
Century Telephone Enterprises, Inc. 6.875% 1/15/28	60,000	67,050
CenturyLink, Inc.:
4% 2/15/27 (a)	620,000	622,833
5.125% 12/15/26 (a)	1,725,000	1,768,125
5.625% 4/1/25	640,000	678,400
Equinix, Inc. 5.875% 1/15/26	1,625,000	1,724,288
Level 3 Financing, Inc.:
4.625% 9/15/27 (a)	2,900,000	2,979,808
5.25% 3/15/26	1,186,000	1,233,559
5.375% 5/1/25	900,000	929,250
5.625% 2/1/23	2,000,000	2,000,606
Millicom International Cellular SA:
5.125% 1/15/28 (a)	1,000,000	1,051,250
6% 3/15/25 (a)	1,810,000	1,868,259
6.625% 10/15/26 (a)	3,125,000	3,445,313
Neptune Finco Corp. 6.625% 10/15/25 (a)	1,600,000	1,689,200
Qwest Corp. 6.75% 12/1/21	510,000	546,659
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,905,000	3,068,406
SBA Communications Corp. 4.875% 9/1/24	1,500,000	1,550,625
SFR Group SA 7.375% 5/1/26 (a)	1,800,000	1,917,144
Sprint Communications, Inc. 6% 11/15/22	2,800,000	2,891,000
T-Mobile U.S.A., Inc. 4.5% 2/1/26	845,000	869,023
Telecom Italia Capital SA:
6% 9/30/34	295,000	331,567
6.375% 11/15/33	1,165,000	1,358,740
Telecom Italia SpA 5.303% 5/30/24 (a)	2,540,000	2,768,600
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	3,200,000	3,392,000
U.S. West Communications 7.25% 9/15/25	560,000	645,041
		47,751,999
Utilities - 5.5%
Clearway Energy Operating LLC 5.75% 10/15/25	525,000	551,775
DCP Midstream Operating LP 5.125% 5/15/29	1,000,000	1,055,000
Global Partners LP/GLP Finance Corp. 7% 8/1/27 (a)	900,000	965,250
InterGen NV 7% 6/30/23 (a)	1,635,000	1,610,475
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,760,000	1,832,600
4.5% 9/15/27 (a)	255,000	265,928
NRG Energy, Inc.:
5.25% 6/15/29 (a)	625,000	673,531
5.75% 1/15/28	515,000	554,295
6.625% 1/15/27	2,390,000	2,569,250
NRG Yield Operating LLC 5% 9/15/26	790,000	813,700
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	2,576,945	2,879,737
The AES Corp. 6% 5/15/26	1,880,000	1,981,050
Vistra Operations Co. LLC:
5% 7/31/27 (a)	2,440,000	2,504,172
5.5% 9/1/26 (a)	3,020,000	3,140,800
		21,397,563

TOTAL NONCONVERTIBLE BONDS		339,388,122

TOTAL CORPORATE BONDS
(Cost $330,992,573)		341,177,489

Preferred Securities - 5.2%
Banks & Thrifts - 3.8%
Bank of America Corp.:
5.2% (b)(e)	1,491,000	1,552,504
6.1% (b)(e)	1,335,000	1,496,548
6.25% (b)(e)	3,180,000	3,541,725
6.5% (b)(e)	450,000	508,500
Barclays PLC 7.875% (Reg. S) (b)(e)	890,000	963,425
Citigroup, Inc. 4.7% (b)(e)	805,000	819,852
JPMorgan Chase & Co. 4.6% (b)(e)	1,820,000	1,858,038
Royal Bank of Scotland Group PLC 7.5% (b)(e)	630,000	644,490
Wells Fargo & Co. 5.9% (b)(e)	3,000,000	3,260,730

TOTAL BANKS & THRIFTS		14,645,812

Diversified Financial Services - 1.0%
AerCap Holdings NV 5.875% 10/10/79 (b)	3,520,000	3,766,400
Energy - 0.4%
MPLX LP 6.875% (b)(e)	1,700,000	1,712,750
TOTAL PREFERRED SECURITIES
(Cost $19,156,147)		20,124,962
	Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund 1.58% (f)
(Cost $24,786,755)	24,781,799	24,786,755
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $374,935,475)		386,089,206
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,806,759
NET ASSETS - 100%		$387,895,965

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $208,025,029 or 53.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$264,366
Total	$264,366

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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